Changes in Level 3 Assets Measured on Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	¥ 454	¥ 1,950
Total gains or losses (realized or unrealized):
Included in earnings	3	(2)
Included in other comprehensive income (loss)	2	(12)
Purchases, issuances, and settlements	(15)	(1,482)
Balance at end of year	¥ 444	¥ 454